CONTRACT ASSETS	12 Months Ended
Dec. 31, 2025
Schedule Of Changes In Contract Assets
CONTRACT ASSETS

Note 9 — CONTRACT ASSETS

The following table shows the changes in contract asset balances during the fiscal years ended December 31, 2023, 2024 and 2025, respectively:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Contract assets, beginning of the year	76,157	145,383	113,059
Additions	145,383	-	-
Transferred to accounts receivable or collected	(76,157)	(145,383)	(113,059)
Contract assets, end of the year	145,383	-	-